Document and Entity Information	Sep. 15, 2026
Cover [Abstract]
Entity Registrant Name	ONEOK INC /NEW/
Amendment Flag	false
Entity Central Index Key	0001039684
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Incorporation State Country Code	OK
Entity File Number	001-13643
Entity Tax Identification Number	73-1520922
Entity Address, Address Line One	100 West Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	588-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value of $0.01
Trading Symbol	OKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false